Core Alternative ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Basic Materials - 4.9%
Air Products & Chemicals, Inc.	3,315	$ 977,560
Mosaic Co.	18,032	398,868
		1,376,428

Communications - 12.1%
Alphabet, Inc. - Class A	4,239	1,509,635
Amazon.com, Inc. (a)	3,287	892,683
FactSet Research Systems, Inc.	1,458	383,746
Meta Platforms, Inc. - Class A	1,063	591,783
		3,377,847

Consumer, Cyclical - 9.6%
Genuine Parts Co.	4,828	600,458
Home Depot, Inc.	1,479	490,969
McDonald's Corp.	2,452	663,609
Walmart, Inc.	8,198	911,618
		2,666,654

Consumer, Non-cyclical - 15.7%
Amgen, Inc.	2,281	878,550
Diageo PLC - ADR	2,656	233,887
Eli Lilly & Co.	668	767,425
Johnson & Johnson	4,942	1,266,882
Merck & Co., Inc.	4,665	607,383
Procter & Gamble Co.	4,357	629,543
		4,383,670

Energy - 6.9%
Chevron Corp.	4,402	866,445
ExxonMobil Holdings Corp.	6,838	1,062,899
		1,929,344

Financial - 17.2%
Aflac, Inc.	5,232	666,975
Chubb Ltd.	2,845	997,685
CME Group, Inc.	3,094	828,542
JPMorgan Chase & Co.	2,973	1,045,872
Morgan Stanley	6,028	1,268,412
		4,807,486

Industrial - 9.8%
Emerson Electric Co.	6,630	993,307
Lockheed Martin Corp.	1,487	866,534
Waste Management, Inc.	3,819	865,194
		2,725,035

Technology - 16.5%
Accenture PLC - Class A	1,911	317,073
Adobe, Inc. (a)	1,290	323,029
Advanced Micro Devices, Inc. (a)	1,448	689,465
Apple, Inc.	2,567	792,972

Broadridge Financial Solutions, Inc.		3,396		522,814
Fiserv, Inc. (a)		4,269		230,270
Microsoft Corp.		2,348		1,091,163
Paychex, Inc.		5,375		628,015
				4,594,801

Utilities - 6.1%
NextEra Energy, Inc.		9,649		838,691
Southern Co.		9,068		857,289
				1,695,980
TOTAL COMMON STOCKS (Cost $22,894,311)				27,557,245

REAL ESTATE INVESTMENT TRUSTS - 2.8%		Shares		Value
Financial - 2.8%
Realty Income Corp.		12,297		785,409
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $708,246)				785,409

PURCHASED OPTIONS - 0.1% (a)	Notional Amount	Contracts		Value
Call Options - 0.0% (b)
S&P 500 Index, Expiration: 08/03/2026; Exercise Price: $7,590.00 (c)(d)	11,234,580	15		225

Put Options - 0.1%
S&P 500 Index (c)(d)
Expiration: 08/03/2026; Exercise Price: $7,360.00	18,724,300	25		3,938
Expiration: 08/06/2026; Exercise Price: $7,390.00	7,489,720	10		14,600
Expiration: 08/07/2026; Exercise Price: $7,345.00	11,234,580	15		18,075
Total Put Options				36,613
TOTAL PURCHASED OPTIONS (Cost $158,377)				36,838

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%		Shares		Value
First American Government Obligations Fund - Class X, 3.58% (e)		128,173		128,173
TOTAL MONEY MARKET FUNDS (Cost $128,173)				128,173

TOTAL INVESTMENTS - 102.2% (Cost $23,889,107)				28,507,665
Liabilities in Excess of Other Assets - (2.2)%			(0.02157)	(601,851)
TOTAL NET ASSETS - 100.0%				$ 27,905,814

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Core Alternative ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
S&P 500 Index, Expiration: 08/03/2026; Exercise Price: $7,425.00 (a)(b)	$ (11,234,580)	(15)	$ (109,650)
TOTAL WRITTEN OPTIONS (Premiums received $41,969)			$ (109,650)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Core Alternative ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 27,557,245	$ –	$ –	$ 27,557,245
Real Estate Investment Trusts	785,409	–	–	785,409
Purchased Options	–	36,838	–	36,838
Money Market Funds	128,173	–	–	128,173
Total Investments	$ 28,470,827	$ 36,838	$ –	$ 28,507,665

Liabilities:
Investments:
Written Options	$ –	$ (109,650)	$ –	$ (109,650)
Total Investments	$ –	$ (109,650)	$ –	$ (109,650)

Refer to the Schedule of Investments for further disaggregation of investment categories.